CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Aug. 14, 2021	May 31, 2021
Disclosure of contingent liabilities [line items]
Capital commitments		$ 35,441
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		4,108
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		31,246
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		87
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		298
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		126
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		172
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Convertible Notes [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		22,051
Convertible Notes [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		1,374
Convertible Notes [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		20,677
Convertible Notes [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Convertible Notes [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		218
Environmental Bonds [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		44
Environmental Bonds [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		87
Environmental Bonds [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		87
Environmental Bonds [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Sprott Facility [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		12,874
Borrowings, extended amount	$ 10,000
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		2,564
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		10,310
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments		$ 0